Lease - Schedule of Lease Payments (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Payments [Abstract]
Operating lease cost		$ 45,167	$ 50,520	$ 252,345
Short-term lease cost		2,062	3,374	65,221
Total lease cost		47,229	53,894	317,566
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 39,415	$ 80,015	$ 120,824	$ 389,365
Weighted-average remaining lease term – operating leases	8 months 12 days	1 year 8 months 12 days	1 year 2 months 12 days	1 year 10 months 24 days
Weighted-average discount rate – operating leases	8.00%	8.00%	8.00%	8.00%